Share Options Outstanding	6 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Share Options Outstanding
15.	SHARE OPTIONS OUTSTANDING
Loan Funded Share Plan (“LFSP”)
The Group’s consolidated financial statements for the year ended June 30, 2022 provide detailed information with respect to the LFSP.
For the six months ended December 31, 2022, as the LFSP was fully vested no share-based payment expense was recognised
The following table summarises the average weighted life contractually remaining, average weighted fair value and average weighted exercise price of options granted, exercised, cancelled or modified during the six months ended December 31, 2022, under the LFSP:

	Average Weighted Life Contractually Remaining (Years)	Average Weighted Fair Value USD $	Average Weighted Exercise Price USD $	No. of shares
Balance at July 1, 2022	4.18	0.56	1.75	4,200,371
Options granted
Options exercised	0.89	0.69	1.51	457,589
Options cancelled	—	—	—	—

Balance at December 31, 2022 (vested and exercisable)	3.36	0.55	1.67	3,742,782

Employee Share Scheme
The Group’s consolidated financial statements for the year ended June 30, 2022 provide detailed information with respect to the Employee Share Scheme.
For the six months ended December 31, 2022, the Group has recognised $3,521,003 of share-based payment expense in the condensed consolidated statement of operations and comprehensive loss under the Employee Share Scheme (December 31, 2021: $nil).
The following table summarises the average weighted life contractually remaining, average weighted fair value and average weighted exercise price of options granted, exercised, cancelled or modified during the six months ended December 31, 2022, under the Employee Share Scheme:

	Average Weighted Life Contractually Remaining (Years)	Average Weighted Fair Value USD $	Average Weighted Exercise Price USD $	No. of shares

Balance at July 1, 2022	0.25	$6.19		1,328,758
Options granted
Options exercised	0.00	$6.19	$3.64	657,303
Options cancelled	0.00	$6.19		7,332

Balance at December 31, 2022 (vested and exercisable)	0.00	$6.19		664,123

Long Term Incentive Plan (“LTIP”)
The Group’s consolidated financial statements for the year ended June 30, 2022 provide detailed information with respect to the LTIP.
Performance rights under the Long Term Incentive Plan (LTIP) were communicated to a group of employees, executive management and the non-executive
directors during both the year ended June 30, 2022 and the period ending December 31, 2022. The vesting period has commenced and the service commencement date has been determined as the date the performance rights were communicated to the individuals. For some executives, the grant date has been estimated at December 31, 2022 as formal acceptance (as required under the LTIP Rules) has not yet been received from the individuals. The estimated weighted average fair value of the rights at grant date is $1.68.

In addition during the six months period ending December 31, 2022, formal acceptance (as required under the LTIP Rules) was received from some employees, executive management and non-executive
directors. The table below summarises the average weighted life contractually remaining, average weighted fair value and average weighted exercise price of options granted, exercised, cancelled or modified during the six months ended December 31, 2022, under the LTIP:

	Average Weighted Life Contractually Remaining (Years)	Average Weighted Fair Value USD $	Average Weighted Exercise Price USD $	No. of shares
Balance at July 1, 2022
Options granted	1.71	$5.01		230,895
Options exercised
Options cancelled

Balance at December 31, 2022 (vested and exercisable)	1.21	$5.01		230,895

For the six months ended December 31, 2022, the Group has recognised $1,423,050 of share-based payment expense in the condensed consolidated statement of operations and comprehensive loss under the LTIP (December 31, 2021: $0).
Short Term Incentive Plan (“STIP”)
Performance rights under the STIP were communicated to a group of employees, executive management and the non-executive
directors during the period ending December 31, 2022. The vesting period has commenced and the service commencement date has been determined as the date the performance rights were communicated to the individuals. However, the grant date has been estimated at December 31, 2022 as formal acceptance (as required under the STIP Rules) has not yet been received from the individuals. The estimated weighted average fair value of the rights at grant date is $1.68.
For the six months ended December 31, 2022, the Group has recognised $490,545 of share-based payment expense in the condensed consolidated statement of operations and comprehensive loss under the STIP (December 31, 2021: $0).